Shareholders' (deficit) / equity - Movements of the shares issued (Details) - EUR (€) € in Thousands	1 Months Ended	6 Months Ended
	May 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Shareholders' Equity
Number of shares issued, beginning balance		526,579,207	394,233,886
Issued shares for share-based payments exercised		5,385,107	10,585,912
Conversion of Class B Shares			350,000
Cancellation of issued shares			(530,000)
Number of shares issued, ending balance		618,397,777	404,639,798
Treasury shares			(770,000)
Number of shares outstanding		618,397,777	403,869,798
Increase (Decrease) Through Conversion Of Share-Based Payment Awards In To Shares, Equity		€ 20	€ 153
SEPA
Shareholders' Equity
Issued shares		2,000,000
2024 Public Offer
Shareholders' Equity
Issued shares		38,095,238
2024 PIPE
Shareholders' Equity
Issued shares		46,338,225
Class A shares
Shareholders' Equity
Number of shares issued, beginning balance		503,466,142	369,820,821
Issued shares for share-based payments exercised		5,385,107	10,585,912
Conversion of Class B Shares			350,000
Number of shares issued, ending balance		595,284,712	380,756,733
Number of shares outstanding		595,284,712	380,756,733
Class A shares | SEPA
Shareholders' Equity
Issued shares	1,000,000	2,000,000
Class A shares | 2024 Public Offer
Shareholders' Equity
Issued shares	38,095,238	38,095,238
Class A shares | 2024 PIPE
Shareholders' Equity
Issued shares	46,338,225	46,338,225
Class B shares
Shareholders' Equity
Number of shares issued, beginning balance		23,113,065	23,888,065
Conversion of Class B Shares			(350,000)
Cancellation of issued shares			(425,000)
Number of shares issued, ending balance		23,113,065	23,113,065
Number of shares outstanding		23,113,065	23,113,065
Class C shares
Shareholders' Equity
Number of shares issued, beginning balance			525,000
Conversion of Class B Shares			350,000
Cancellation of issued shares			(105,000)
Number of shares issued, ending balance			770,000
Treasury shares			(770,000)